UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Principal
	Amount	Value
Mortgage Backed Securities - 85.29%
Fannie Mae
4.500%, 03/01/2040	$4,000,000	$4,296,874
Fannie Mae - Aces
2012-M9, 4.076%, 12/25/2017 (a)(c)	13,102,262	1,653,898
Fannie Mae Pool
323936, 7.000%, 09/01/2014	7,527	7,605
735794, 7.000%, 06/01/2017	16,509	17,250
545825, 6.000%, 07/01/2017	17,729	18,712
670372, 6.000%, 09/01/2017	90,467	95,480
254443, 6.000%, 09/01/2017	49,020	52,214
254473, 5.500%, 10/01/2017	223,140	238,867
755513, 4.000%, 11/01/2018	50,037	53,503
555872, 5.000%, 11/01/2018	34,691	37,236
745498, 7.000%, 11/01/2018	9,802	10,268
889972, 7.000%, 11/01/2018	2,896	3,019
725098, 5.500%, 12/01/2018	209,562	225,605
255208, 4.000%, 04/01/2019	485,682	519,019
255176, 4.500%, 04/01/2019	69,458	74,413
725352, 4.500%, 04/01/2019	745,568	798,868
761402, 4.500%, 05/01/2019	61,402	65,771
725527, 5.500%, 05/01/2019	56,900	61,259
255273, 4.500%, 06/01/2019	43,842	46,979
252573, 6.000%, 06/01/2019	26,571	29,571
725792, 4.500%, 08/01/2019	103,248	110,628
725707, 5.000%, 08/01/2019	362,662	389,610
725993, 6.000%, 09/01/2019	121,365	128,904
735990, 4.500%, 11/01/2019	220,887	236,697
357695, 4.500%, 01/01/2020	212,372	227,789
255547, 4.500%, 01/01/2020	341,744	366,089
995182, 5.500%, 06/01/2020	71,735	77,470
745440, 4.500%, 07/01/2020	50,943	54,590
995158, 4.500%, 12/01/2020	640,786	687,387
MA0629, 3.500%, 01/01/2021	1,236,477	1,313,467
995287, 6.500%, 02/01/2021	112,736	118,009
MA0688, 4.000%, 03/01/2021	1,251,566	1,337,946
745453, 5.500%, 03/01/2021	227,515	248,791
MA0704, 4.000%, 04/01/2021	658,844	704,436
MA0793, 3.500%, 07/01/2021	2,620,248	2,782,972
MA0815, 3.500%, 08/01/2021	2,387,643	2,536,266
890330, 5.000%, 10/01/2021	53,899	57,901
888136, 6.000%, 12/01/2021	327,116	357,887
889143, 4.500%, 05/01/2022	99,459	106,697
MA1099, 3.500%, 06/01/2022	866,677	920,828
254440, 6.000%, 08/01/2022	28,028	31,200
254662, 5.000%, 02/01/2023	18,542	20,316
254733, 5.000%, 04/01/2023	58,403	63,930
254762, 5.000%, 05/01/2023	288,104	315,449
890156, 5.000%, 05/01/2023	57,866	62,779
254797, 5.000%, 06/01/2023	274,041	299,963
254764, 5.500%, 06/01/2023	461,671	509,620
254799, 5.000%, 07/01/2023	452,263	495,214
254954, 4.500%, 10/01/2023	495,182	531,924
254911, 5.000%, 10/01/2023	140,118	153,404
254963, 5.500%, 10/01/2023	46,815	51,880
995874, 5.500%, 11/01/2023	21,985	24,003
725152, 5.500%, 02/01/2024	163,090	181,208
255160, 5.500%, 03/01/2024	71,232	78,648
255226, 5.000%, 05/01/2024	164,989	180,655
255456, 5.500%, 10/01/2024	48,659	53,750
255667, 5.000%, 03/01/2025	298,229	326,647
AD3081, 4.000%, 04/01/2025	363,086	388,942
890216, 4.500%, 07/01/2025	203,033	220,537
735734, 5.500%, 07/01/2025	125,490	138,585
255984, 4.500%, 11/01/2025	37,202	39,943
256045, 5.000%, 12/01/2025	161,800	177,109
256247, 6.000%, 05/01/2026	37,178	41,556
256272, 5.500%, 06/01/2026	1,259	1,401
48081, 4.660%, 12/01/2026 (a)	23,840	23,958

888281, 6.000%, 04/01/2027	33,874	37,830
47935, 4.783%, 05/01/2027 (a)	4,567	4,853
252284, 6.500%, 01/01/2029	202,685	229,301
323591, 6.500%, 03/01/2029	60,112	68,201
676661, 5.500%, 01/01/2033	139,449	154,972
555326, 5.500%, 04/01/2033	459,190	510,805
555424, 5.500%, 05/01/2033	406,585	451,651
555531, 5.500%, 06/01/2033	320,783	358,196
254767, 5.500%, 06/01/2033	314,362	349,254
555592, 5.500%, 07/01/2033	131,193	145,758
725205, 5.000%, 03/01/2034	777,893	857,597
745096, 5.500%, 11/01/2034	231,839	257,614
995801, 5.500%, 12/01/2034	37,911	42,112
888073, 5.500%, 02/01/2035	97,330	108,139
735989, 5.500%, 02/01/2035	167,238	185,788
735670, 5.500%, 03/01/2035	67,970	75,494
735715, 5.500%, 05/01/2035	394,824	438,593
889929, 5.500%, 08/01/2037	224,834	249,728
MA0626, 4.000%, 01/01/2041	548,053	570,165
		24,628,675
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	215,209	226,453
2002-7, 6.000%, 03/25/2017	50,750	53,034
2002-11, 5.500%, 03/25/2017	25,026	26,007
2002-19, 6.000%, 04/25/2017	8,568	8,970
2002-57, 5.500%, 09/25/2017	142,350	150,068
2002-59B, 5.500%, 09/25/2017	514,861	545,067
2002-58, 5.500%, 09/25/2017	62,381	65,795
2002-55-GC, 5.500%, 09/25/2017	33,500	35,395
2002-55-QE, 5.500%, 09/25/2017	189,840	200,458
2002-61, 5.500%, 10/25/2017	50,104	53,225
2002-74, 5.000%, 11/25/2017	116,503	123,200
2002-72, 5.500%, 11/25/2017	79,409	84,435
2002-62, 5.500%, 11/25/2017	169,070	179,731
2003-27, 3.500%, 03/25/2018	58,541	59,475
2003-21, 5.000%, 03/25/2018	98,871	104,905
2003-81, 4.500%, 04/25/2018	111,052	112,086
2003-57, 3.500%, 06/25/2018	106,521	111,036
2003-57, 5.000%, 06/25/2018	15,802	16,845
2003-74, 3.750%, 08/25/2018	49,293	51,624
2003-81, 4.500%, 09/25/2018	44,632	47,292
2003-91, 4.500%, 09/25/2018	229,150	242,558
2003-108, 4.000%, 11/25/2018	338,673	356,668
2003-128, 4.000%, 01/25/2019	370,780	390,076
2004-3, 4.000%, 02/25/2019	191,991	201,967
2009-37, 4.000%, 04/25/2019	19,755	20,729
1999-15, 6.000%, 04/25/2019	139,411	150,958
2004-27, 4.000%, 05/25/2019	156,500	166,739
2005-8, 5.000%, 07/25/2019	7,104	7,112
2009-70, 5.000%, 08/25/2019	48,377	51,105
2011-9, 5.000%, 04/25/2020	426,137	462,623
1990-73, 0.000%, 07/25/2020 (b)	54,284	52,246
2011-68, 4.500%, 12/25/2020	490,982	524,226
2008-24, 5.000%, 04/25/2023	757,275	807,100
2008-36, 4.500%, 05/25/2023	272,388	294,144
2003-80, 4.000%, 06/25/2023	7,210	7,495
2003-46, 4.000%, 06/25/2023	13,570	13,834
2003-55, 5.000%, 06/25/2023	425,660	458,404
2003-49, 5.500%, 06/25/2023	59,500	62,717
2008-62, 4.000%, 07/25/2023	254,781	269,680
2001-64, 6.000%, 11/25/2031	354,291	396,901
2010-39, 5.000%, 10/25/2032	28,421	29,122
2003-44, 0.906%, 06/25/2033 (a)	346,288	353,144
2005-27, 5.500%, 05/25/2034	48,662	52,087
2005-23, 5.000%, 04/25/2035	55,308	59,682
2005-62, 4.750%, 07/25/2035	82,961	88,374
2006-70, 0.000%, 06/25/2036 (b)	423,824	386,976
2007-33, 5.500%, 04/25/2037	16,105	17,628
2009-15, 4.500%, 10/25/2037	9,787	10,025
2008-53, 1.006%, 07/25/2038 (a)	109,012	111,110
2010-90, 4.000%, 04/25/2040	494,138	520,101
		8,820,632

FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	365,360
K-714, 0.756%, 10/25/2020 (a)(c)	12,192,212	498,997
K-023, 1.313%, 08/25/2022 (a)(c)	4,971,109	430,463
		1,294,820
FHLMC-GNMA
G023, 0.606%, 11/25/2023 (a)	312,933	316,053
Freddie Mac Gold Pool
G9-0009, 6.500%, 06/25/2014	4,138	4,155
G1-1182, 6.500%, 10/01/2014	8,233	8,317
E0-1098, 6.000%, 02/01/2017	37,691	39,627
E0-1138, 6.500%, 03/01/2017	31,143	32,919
E0-1140, 6.000%, 05/01/2017	45,108	47,414
G1-1418, 6.500%, 07/01/2017	114,132	120,459
G1-1350, 6.000%, 10/01/2017	94,178	99,075
E0-1251, 5.500%, 11/01/2017	618,545	658,533
G1-2166, 6.500%, 01/01/2018	14,839	15,371
E0-1323, 4.500%, 03/01/2018	103,809	110,824
G1-1509, 6.000%, 03/01/2018	79,380	83,763
G1-1516, 6.000%, 03/01/2018	53,532	56,324
E0-1343, 5.000%, 04/01/2018	111,664	119,593
G1-1399, 5.500%, 04/01/2018	99,456	105,860
E0-1386, 5.000%, 06/01/2018	30,159	32,301
E0-1425, 4.500%, 08/01/2018	120,253	128,388
E0-1488, 5.000%, 10/01/2018	140,601	150,624
E0-1490, 5.000%, 11/01/2018	455,576	488,046
E0-1497, 5.500%, 11/01/2018	38,653	41,910
G1-2471, 4.500%, 12/01/2018	247,171	263,800
G1-2883, 5.000%, 12/01/2018	249,257	267,000
G1-1731, 5.500%, 12/01/2018	259,708	279,208
G1-1551, 5.500%, 02/01/2019	82,128	88,236
G1-1574, 6.000%, 02/01/2019	88,036	92,820
B1-3150, 4.000%, 03/01/2019	467,902	499,831
G1-3052, 5.000%, 03/01/2019	174,860	187,285
B1-5137, 4.000%, 06/01/2019	80,692	86,216
G1-2081, 4.500%, 06/01/2019	37,596	40,137
B1-5759, 4.500%, 07/01/2019	345,365	369,022
G1-8009, 5.000%, 09/01/2019	112,699	120,757
G1-1694, 6.500%, 09/01/2019	201,901	213,163
G1-8016, 5.000%, 10/01/2019	351,929	377,194
G1-3330, 6.000%, 10/01/2019	26,030	27,418
G1-8020, 4.500%, 11/01/2019	438,950	468,946
G1-1653, 5.500%, 12/01/2019	235,414	252,905
J0-6163, 4.000%, 01/01/2020	16,070	17,142
G1-1650, 5.000%, 02/01/2020	59,290	63,553
G1-2569, 4.000%, 05/01/2020	438,940	468,823
G1-1717, 5.000%, 06/01/2020	120,718	129,730
G1-1722, 5.000%, 07/01/2020	159,116	170,939
G1-1754, 6.000%, 07/01/2020	4,613	4,960
G1-1720, 4.500%, 08/01/2020	701,077	750,341
G1-3272, 4.500%, 08/01/2020	250,970	268,003
G1-4921, 4.500%, 08/01/2020	1,726,437	1,843,725
G1-1838, 6.000%, 08/01/2020	89,039	94,990
G1-3312, 4.500%, 09/01/2020	137,209	146,551
G1-3318, 5.000%, 10/01/2020	381,919	409,359
G1-1773, 5.000%, 10/01/2020	91,764	98,591
G1-2046, 4.000%, 12/01/2020	153,208	163,584
J1-4426, 3.500%, 02/01/2021	585,125	618,904
J1-4483, 3.500%, 02/01/2021	372,458	393,972
G1-2911, 4.000%, 02/01/2021	60,982	65,056
G1-1938, 4.500%, 03/01/2021	212,665	227,656
G1-2189, 5.500%, 03/01/2021	284,795	310,348
J1-5115, 3.500%, 04/01/2021	1,432,601	1,515,312
G1-1941, 5.500%, 04/01/2021	20,149	21,957
G1-2239, 5.500%, 07/01/2021	63,355	69,017
G1-2322, 5.500%, 07/01/2021	28,698	31,274
C9-0457, 6.500%, 07/01/2021	11,450	12,837
G1-3621, 6.500%, 08/01/2021	300,627	317,582
G1-2381, 5.000%, 09/01/2021	334,912	365,958
G1-2456, 4.000%, 10/01/2021	154,543	165,075
G1-2403, 5.000%, 10/01/2021	76,801	83,922
G1-2717, 5.500%, 11/01/2021	27,580	29,389
G1-2942, 4.500%, 01/01/2022	121,678	130,247
G1-2491, 5.000%, 01/01/2022	636,828	695,744
G1-2977, 5.500%, 10/01/2022	116,812	127,318
C9-0588, 5.500%, 11/01/2022	36,500	40,074

G3-0234, 6.500%, 11/01/2022	6,723	7,533
G1-2935, 5.000%, 01/01/2023	76,622	83,571
C9-0675, 5.000%, 05/01/2023	175,048	190,828
D9-6027, 5.500%, 05/01/2023	22,747	25,525
C9-0676, 5.500%, 05/01/2023	115,369	126,701
C9-0689, 4.500%, 07/01/2023	275,976	295,982
C9-0690, 5.000%, 07/01/2023	351,928	388,021
C9-0698, 4.500%, 08/01/2023	186,845	200,354
C9-0705, 4.500%, 09/01/2023	180,343	193,383
C9-0706, 5.000%, 09/01/2023	22,543	24,573
G1-3345, 6.500%, 10/01/2023	30,111	32,959
G1-3390, 6.000%, 01/01/2024	196,527	214,595
G1-4160, 6.000%, 01/01/2024	228,929	242,095
G1-3610, 5.500%, 02/01/2024	154,094	167,930
G1-3692, 5.500%, 02/01/2024	101,674	110,809
C9-0830, 4.500%, 05/01/2024	407,318	446,266
G1-8330, 4.500%, 11/01/2024	344,714	372,706
E0-2684, 4.500%, 03/01/2025	114,854	124,130
G1-3790, 4.500%, 04/01/2025	529,092	571,947
J1-2077, 4.500%, 04/01/2025	383,297	414,361
G3-0289, 7.000%, 09/01/2025	873,507	967,290
J1-4785, 4.000%, 03/01/2026	417,198	446,230
G1-4159, 4.000%, 06/01/2026	602,663	644,675
G1-4204, 4.500%, 06/01/2026	648,876	701,582
C9-0989, 6.000%, 09/01/2026	170,343	189,478
C9-1075, 6.000%, 08/01/2027	231,999	257,644
G0-1584, 5.000%, 08/01/2033	263,536	288,656
C0-1649, 5.500%, 10/01/2033	596,334	664,012
G0-5168, 5.000%, 12/01/2034	57,958	63,554
H0-9207, 6.500%, 08/01/2038	296,565	321,768
		24,608,532
Freddie Mac REMICS
2791, 5.000%, 05/15/2015	11,929	12,142
2828, 5.500%, 06/15/2015	46,451	47,224
2843, 5.500%, 07/15/2015	33,642	33,866
2344, 6.000%, 08/15/2016	318,714	333,559
2354, 5.750%, 09/15/2016	143,229	150,262
2381, 5.500%, 11/15/2016	363,951	381,054
2458, 5.500%, 06/15/2017	56,807	59,317
3669, 3.500%, 06/15/2017	285,735	291,433
3204, 5.000%, 08/15/2017	434,703	453,200
2503-BH, 5.500%, 09/15/2017	25,272	26,873
2503-TG, 5.500%, 09/15/2017	51,958	55,324
2509, 5.000%, 10/15/2017	23,157	24,495
2510, 5.000%, 10/15/2017	70,857	74,942
2515, 5.000%, 10/15/2017	234,460	248,051
2508, 5.000%, 10/15/2017	131,437	139,031
2513-DB, 5.000%, 10/15/2017	75,675	79,999
2513-JE, 5.000%, 10/15/2017	132,688	140,280
2564, 5.500%, 10/15/2017	42,211	44,902
2595, 4.000%, 12/15/2017	85,957	86,316
2543, 5.000%, 12/15/2017	53,296	56,497
2555, 4.250%, 01/15/2018	170,313	178,318
2564, 5.000%, 02/15/2018	166,565	176,851
2575, 5.000%, 02/15/2018	114,238	121,313
3434, 4.000%, 03/15/2018	224,437	226,778
2629, 4.000%, 03/15/2018	84,135	85,863
2617, 4.500%, 05/15/2018	493,476	520,979
2631, 4.500%, 06/15/2018	102,433	108,094
2627, 4.500%, 06/15/2018	178,070	188,160
2686, 3.500%, 10/15/2018	271,222	283,441
2685, 4.000%, 10/15/2018	536,237	563,804
2696, 4.000%, 10/15/2018	129,876	136,196
2707, 4.500%, 11/15/2018	234,151	248,840
2735, 4.000%, 01/15/2019	543,355	571,250
2899, 4.500%, 03/15/2019	17,344	17,400
2773, 4.000%, 04/15/2019	565,621	598,126
2786, 4.000%, 04/15/2019	332,344	351,153
2790, 5.000%, 05/15/2019	110,599	118,049
3414, 4.000%, 12/15/2019	236,161	248,351
3037, 4.500%, 02/15/2020	12,020	12,136
2934, 0.000%, 02/15/2020 (b)	158,000	154,003
2958, 4.500%, 04/15/2020	588,591	623,028
3033, 4.500%, 09/15/2020	173,348	183,060

3621, 5.000%, 01/15/2021	248,451	260,183
3288, 4.500%, 03/15/2022	841,961	897,872
3484, 5.000%, 09/15/2022	25,158	25,644
2522, 5.500%, 11/15/2022	798,818	882,780
2649, 3.500%, 07/15/2023	42,321	44,675
2676, 5.000%, 09/15/2023	595,081	655,237
3842, 3.500%, 12/15/2023	174,701	179,823
2720, 5.000%, 12/15/2023	25,253	27,443
2950, 5.000%, 12/15/2023	300,000	308,554
2783, 5.000%, 04/15/2024	392,385	435,257
2824, 5.000%, 07/15/2024	18,169	20,158
3007, 5.500%, 07/15/2024	31,640	32,265
2835, 5.500%, 08/15/2024	67,355	74,166
2892, 5.000%, 11/15/2024	537,210	598,216
3749, 3.000%, 03/15/2025	708,920	740,224
3741, 3.500%, 03/15/2025	125,695	132,300
3784, 4.000%, 01/15/2026	130,234	138,464
3463, 4.750%, 01/15/2027	87,195	87,594
3178, 6.000%, 09/15/2028	56,332	58,217
2344, 6.500%, 08/15/2031	56,257	61,122
2690, 5.000%, 04/15/2032	255,080	263,118
2600, 5.500%, 06/15/2032	4,719	4,744
2968, 6.000%, 09/15/2032	2,685	2,686
2752, 5.000%, 10/15/2032	493,392	509,179
3136, 0.455%, 04/15/2036 (a)	521,678	523,512
		15,417,393
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (b)	820,586	754,032
Ginnie Mae I Pool
781567X, 5.000%, 02/15/2018	65,132	69,490
781731X, 4.500%, 11/15/2018	247,623	262,005
782098X, 6.000%, 01/15/2020	237,161	251,789
781919X, 5.000%, 05/15/2020	535,135	577,680
782039X, 5.500%, 11/15/2020	212,713	227,781
782232X, 5.000%, 07/15/2021	367,051	395,317
782618X, 4.500%, 04/15/2024	320,394	344,423
741854X, 4.000%, 05/15/2025	503,934	539,994
		2,668,479
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	72,364	82,191
2013-101, 0.514%, 05/16/2035	780,864	765,374
2009-104, 4.250%, 07/20/2036	277,844	289,560
2008-55, 5.000%, 07/20/2037	106,453	110,196
2010-112, 3.000%, 04/20/2038	165,749	171,941
2011-40, 2.500%, 06/20/2038	214,398	220,049
2009-15, 4.250%, 12/20/2038	385,099	406,724
2009-101, 4.000%, 08/20/2039	284,261	301,475
2013-55, 1.579%, 12/16/2042	782,994	774,561
2013-165, 0.454%, 11/20/2043 (a)	696,620	699,139
2013-15, 0.697%, 08/16/2051 (a)(c)	8,084,546	517,476
2013-07, 0.741%, 05/16/2053 (a)(c)	12,221,400	892,382
2013-01, 0.911%, 02/16/2054 (a)(c)	9,813,477	830,176
2013-105, 0.714%, 06/16/2054 (a)(c)	4,952,806	242,623
2013-17, 0.979%, 06/16/2054 (a)(c)	19,698,839	1,324,332
2013-40, 1.079%, 06/16/2054 (a)(c)	12,812,441	911,246
2013-101, 0.937%, 10/16/2054 (a)(c)	3,707,314	219,403
2013-156, 0.941%, 06/16/2055 (a)(c)	7,965,163	518,086
2014-01, 0.894%, 09/16/2055 (a)(c)	9,991,846	626,978
		9,903,912
TOTAL MORTGAGE BACKED SECURITIES (Cost $91,587,248)		94,363,300

U.S. Government Notes - 5.01%
United States Treasury Floating Rate Note
0.075%, 01/31/2016 (a)	5,541,000	5,539,011
Total US GOVERNMENT NOTE (Cost $5,541,000)		5,539,011

U.S. Government Agency Issue - 3.61%
Federal Farm Credit Banks
0.210%, 02/27/2017 (a)	4,000,000	4,004,764
Total US GOVERNMENT AGENCY ISSUE (Cost $4,000,000)		4,004,764

	Shares
SHORT-TERM INVESTMENTS - 9.68%
First American US Treasury Money Market Fund, 0.000% (a)	10,709,562	10,709,562
TOTAL SHORT-TERM INVESTMENTS (Cost $10,709,562)		10,709,562

Total Investments (Cost $111,837,810) - 103.59%		114,616,637
Other Assets in Excess of Liabilities- (3.59)%		(3,973,723)
TOTAL NET ASSETS - 100.00%		$110,642,914

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on the underlying mortgages.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
Februrary 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.19%
Airlines - 3.71%
Delta Air Lines, Inc.	68,600	$2,278,206
Commercial Services & Supplies - 2.68%
ADT Corp.	53,500	1,642,985
Consumer Finance - 7.78%
Capital One Financial Corp.	36,900	2,709,567
SLM Corp.	86,300	2,066,022
		4,775,589
Diversified Financial Services - 2.19%
JPMorgan Chase & Co.	23,700	1,346,634
Energy Equipment & Services - 4.30%
Schlumberger Ltd. (b)	28,400	2,641,200
Food & Staples Retailing - 4.81%
CVS Caremark Corp.	40,400	2,954,856
Food Products - 2.84%
Mondelez International, Inc.	51,300	1,745,739
Health Care Equipment & Supplies - 2.28%
Baxter International, Inc.	20,100	1,396,950
Health Care Providers & Services - 3.00%
WellPoint, Inc.	20,300	1,838,977
Hotels, Restaurants & Leisure - 4.24%
Apollo Global Management, LLC	80,800	2,600,952
Insurance - 12.12%
Hartford Financial Services Group, Inc.	67,400	2,371,806
MetLife, Inc.	47,600	2,411,892
Prudential Financial, Inc.	31,400	2,655,812
		7,439,510
Media - 11.74%
AMC Entertainment Holdings, Inc. (a)	57,000	1,304,730
Nexstar Broadcasting Group, Inc.	69,400	2,961,992
Sinclair Broadcast Group, Inc.	99,300	2,941,266
		7,207,988
Oil, Gas & Consumable Fuels - 7.42%
Occidental Petroleum, Corp.	18,500	1,785,620
Williams Companies, Inc.	67,000	2,767,100
		4,552,720
Paper & Forest Products - 3.77%
International Paper Co.	47,400	2,317,386
Pharmaceuticals - 11.34%
Pfizer, Inc.	60,500	1,942,655
Sanofi - ADR	47,600	2,467,584
Teva Pharmaceutical Industries Ltd. - ADR	51,100	2,549,379
		6,959,618
Specialty Retail - 6.24%
Foot Locker, Inc.	40,800	1,701,768
Williams-Sonoma, Inc.	36,600	2,131,584
		3,833,352

Technology Hardware, Storage & Peripherals - 3.12%
Apple, Inc.	3,640	1,915,513
Thrifts & Mortgage Finance - 4.61%
Home Loan Servicing Solutions Ltd. (b)	138,000	2,831,760
TOTAL COMMON STOCKS (Cost $56,889,656)		60,279,935

REAL ESTATE INVESTMENT TRUSTS - 3.75%
Gaming & Leisure Properties, Inc.	60,512	2,304,297
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,515,600)		2,304,297

PURCHASED OPTIONS - 0.61%
Put Options
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $165.00	450	212,400
Expiration: June 2014, Exercise Price $165.00	1,150	152,950
Expiration: March 2014, Exercise Price $159.00	705	7,755
TOTAL PURCHASED OPTIONS (Cost $658,995)		373,105

SHORT-TERM INVESTMENTS - 0.30%
First American US Treasury Money Market Fund, 0.000% (c)	184,835	184,835
TOTAL SHORT-TERM INVESTMENTS (Cost $184,835)		184,835

Total Investments (Cost $60,249,086) - 102.85%		63,142,172
Liabilities in Excess of Other Assets - (2.85)%		(1,751,479)
TOTAL NET ASSETS - 100.00%		$61,390,693

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Foreign issued Security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2014.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

M.D. Sass Equity Income Plus Fund
Schedule of Options Written
February 28, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
ADT Corp.
Expiration: July 2014, Exercise Price: $33.00	535	$65,537
AMC Entertainment Holdings, Inc.
Expiration: June 2014, Exercise Price: $22.50	570	69,825
Apollo Global Management LLC
Expiration: June 2014, Exercise Price: $35.00	465	41,850
Apollo Global Management, LLC.
Expiration: March 2014, Exercise Price: $35.00	343	4,459
Apple, Inc.
Expiration: May 2014, Exercise Price: $560.00	36	37,800
Baxter International, Inc.
Expiration: May 2014, Exercise Price: $72.50	201	11,055
Capital One Financial Corp.
Expiration: June 2014, Exercise Price: $75.00	369	81,918
CVS Caremark Corp.
Expiration: May 2014, Exercise Price: $67.50	404	257,752
Delta Air Lines, Inc.
Expiration: June 2014, Exercise Price: $36.00	686	103,586
Foot Locker, Inc.
Expiration: May 2014, Exercise Price: $43.00	408	51,000
Gaming Leisure Properties, Inc.
Expiration: April 2014, Exercise Price: $50.00	462	113,190
Hartford Financial Services Group, Inc.
Expiration: June 2014, Exercise Price: $37.00	674	72,792
Home Loan Servicing Solutions Ltd.
Expiration: July 2014, Exercise Price: $22.50	1,380	55,200
International Paper Co.
Expiration: April 2014, Exercise Price: $50.00	474	38,868
JPMorgan Chase & Co.
Expiration: June 2014, Exercise Price: $60.00	237	23,463
MetLife, Inc.
Expiration: May 2014, Exercise Price: $55.00	476	34,748
Mondelez International, Inc.
Expiration: March 2014, Exercise Price: $36.00	383	3,064
Expiration: June 2014, Exercise Price: $35.00	130	12,740
Nexstar Broadcasting Group, Inc.
Expiration: May 2014, Exercise Price: $50.00	111	10,268
Expiration: May 2014, Exercise Price: $55.00	583	20,405
Occidental Petroleum Corp.
Expiration: May 2014, Exercise Price: $97.50	185	48,285
Pfizer, Inc.
Expiration: March 2014, Exercise Price: $33.00	605	11,495
Prudential Financial, Inc.
Expiration: June 2014, Exercise Price: $87.50	314	81,326

Sanofi
Expiration: June 2014, Exercise Price: $50.00	45	13,500
Expiration: June 2014, Exercise Price: $55.00	361	21,660
Expiration: September 2014, Exercise Price: $55.00	70	7,350
Schlumberger Ltd.
Expiration: May 2014, Exercise Price: $92.50	284	119,280
Sinclair Broadcast Group, Inc.
Expiration: March 2014, Exercise Price: $35.00	111	555
Expiration: March 2014, Exercise Price: $40.00	603	3,015
Expiration: June 2014, Exercise Price: $35.00	279	25,110
SLM Corp.
Expiration: April 2014, Exercise Price: $26.00	863	22,438
Teva Pharmaceutical Industries Ltd.
Expiration: March 2014, Exercise Price: $40.00	36	35,280
Expiration: June 2014, Exercise Price: $50.00	475	142,500
Wellpoint, Inc.
Expiration: March 2014, Exercise Price: $92.50	176	17,600
Expiration: June 2014, Exercise Price: $92.50	27	10,665
Williams Companies, Inc.
Expiration: August 2014, Exercise Price: $45.00	670	74,370
Williams-Sonoma, Inc.
Expiration: May 2014, Exercise Price: $60.00	366	61,305
Total Call Options		1,805,254
Total Options Written (Premiums received $1,814,154)		$1,805,254

Footnotes to the Schedules of Investments
February 28, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at Februrary 28, 2014 for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$111,837,810	$60,249,086
Gross unrealized appreciation- Equities	$2,980,711	$4,381,360
Gross unrealized appreciation- Options	-	478,705
Gross unrealized depreciation- Equities	(201,884)	(1,202,384)
Gross unrealized depreciation- Options	-	(755,695)
Net unrealized appreciation	$2,778,827	$2,901,986

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.
U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.
U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.
Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at February 28, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$-	$94,363,300	$-	$94,363,300
U.S. Government Note	-	5,539,011	-	5,539,011
U.S. Government Agency Issue	-	4,004,764	-	4,004,764
Total Fixed Income	-	103,907,075	-	103,907,075
Short-Term Investments	10,709,562	-	-	10,709,562
Total Investments in Securities	$10,709,562	$103,907,075	$-	$114,616,637

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$60,279,935	$-	$-	$60,279,935
Real Estate Investment Trusts	2,304,297	-	-	2,304,297
Total Equity	62,584,232	-	-	62,584,232
Derivative
Purchased Options	373,105	-	-	373,105
Total Derivative	373,105	-	-	373,105

Short-Term Investments	184,835	-	-	184,835
Total Investments in Securities	$63,142,172	$-	$-	$63,142,172

Other Financial Instruments*	$(92,526)	$101,426	$-	$8,900

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2014.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2014 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2014.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2014 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$373,105	Options written, at value	$1,805,254
Total		$373,105		$1,805,254

The effect of derivative instruments on income for the period June 28, 2013 through February 28, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	520,233	(798,706)	(278,473)
Total	$520,233	$(798,706)	$(278,473)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(285,890)	$8,900	$(276,990)
Total	$(285,890)	$8,900	$(276,990)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   April, 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   April, 21, 2014

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   April, 21, 2014

* Print the name and title of each signing officer under his or her signature.